Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	Three Months Ended March 31
	2026	2025
Numerator
Net income attributable to equity shareholders of the Company	$103	$210

Denominator
Basic weighted average ordinary shares outstanding	555	554
Effect of potentially dilutive shares from employee equity plans	6	3
Diluted weighted average ordinary shares outstanding	561	557

Total basic and diluted EPS attributable to equity shareholders:
Basic	$0.19	$0.38
Diluted	$0.18	$0.38